Stockholder's Equity (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Stockholders Equity [Line Items]
Total noncontrolling interest	$ 839,048	$ 875,372
Original paid-in capital
Stockholders Equity [Line Items]
Total noncontrolling interest	107,461	107,461
Additional Paid in Capital
Stockholders Equity [Line Items]
Total noncontrolling interest	807,953	807,953
Foreign currency translation loss attributed to noncontrolling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	(74,997)	(42,240)
Net (loss) gain attributed to non-controlling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	$ (1,369)	$ 2,198